Net Loss Per Share Attributable to Ordinary Shareholders (Schedule of Computation of Basic and Diluted Net Loss) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss		$ 13,945	$ 24,221	$ 27,646
Denominator:
Weighted-average number of ordinary shares used in computing net loss per share attributable to ordinary shareholders, basic	[1]	359,048,638	234,998,859	227,589,288
Weighted-average number of ordinary shares used in computing net loss per share attributable to ordinary shareholders, diluted	[2]	359,048,638	234,998,859	227,589,288
Net loss per share attributable to ordinary shareholders, basic		$ 0.039	$ 0.103	$ 0.121
Net loss per share attributable to ordinary shareholders, diluted		$ 0.039	$ 0.103	$ 0.121

[1]	Number of shares has been retroactively adjusted to reflect the share reverse split effected on March 16, 2021 (refer to Note 1)
[2]	1 American Depositary Share (ADS) represents 20 Ordinary Shares.